CMFG Life Insurance Company

August 29, 2019

VIA ELECTRONIC FILING
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:	CMFG Variable Life Insurance Account, File No. 811-03915
CMFG Variable Annuity Account, File No. 811-08260
Rule 30b2-1 Filing

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940 (“Act”), as amended, each Registrant named above, each a unit investment trust registered as an investment company under the Act, mailed its contract owners the semi-annual report for the management investment companies in which its subaccounts invest, which include the following:

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio
MFS® Variable Insurance Trust
MFS® Strategic Income Series
Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund
Franklin Income VIP Fund
Mutual Global Discovery VIP Fund
Ultra Series Fund
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
Core Bond Fund
High Income Fund
Diversified Income Fund
Large Cap Value Fund
Large Cap Growth Fund
Mid Cap Fund
International Stock Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Global Real Estate Fund
Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund
Invesco V.I. Mid Cap Growth Fund
Invesco Oppenheimer Global Strategic Income Fund/VA
Invesco Oppenheimer International Growth Fund®/VA
Invesco Oppenheimer Main Street Small Cap Fund®/VA
Invesco Oppenheimer Main Street Fund®/VA
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Portfolio
PIMCO Global Bond Portfolio (Unhedged)
PIMCO Total Return Portfolio
BlackRock Variable Series Fund, Inc.
BlackRock Global Allocation V.I. Fund
Vanguard® Insurance Fund
Vanguard Variable Insurance Fund Money Market Portfolio

We understand these management investment companies have separately filed these semi-annual reports with the Securities and Exchange Commission.

We have included with this filing the cover, inside pages and back pages that we include with our mailing.

Please contact me at (608) 665-7416 if you have any questions regarding this filing.

Regards,

/s/Ross D. Hansen

Ross D. Hansen
Associate General Counsel

Attachments

S E M I A N N U A L R E P O R T
F o r P e r i o d E n d e d J u n e 3 0 , 2 0 1 9

This booklet contains the semiannual report for the Ultra Series Fund and Vanguard Variable Insurance Fund in which each of the CMFG Variable Annuity Account and CMFG Variable Life Insurance Account invests:

Conservative Allocation, Moderate Allocation, Aggressive Allocation, Core Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap, and International Stock Funds, each a series of the Ultra Series Fund.

Vanguard Variable Insurance Fund Money Market Portfolio, a series of the Vanguard® Insurance Fund.

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II

Distributed by:
 CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
 (319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

SEMIANNUAL REPORT

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at 1.800.798.5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, you may not be receiving paper copies of Fund shareholder reports from CMFG Life Insurance Company unless you specifically request paper copies from us or from your financial professional. Instead, the shareholder reports will be made available on the Fund’s website and we will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by us in the notice.

You may elect to receive all future Fund reports in paper free of charge from us. You can inform us that you wish to continue receiving paper copies of your Fund shareholder reports by writing to our Administrative Office at 2000 Heritage Way, Waverly, Iowa 50677, or by calling 1-800-798-5500. Your election to receive reports in paper will apply to all Funds available under your Contract.

Special Notes To view information about your contract online, visit http://eservice.cunamutual.com

CMFG Life Insurance Company 2000 Heritage Way Waverly, IA 50677

          Form 1950-0819

S E M I A N N U A L R E P O R T S
F o r P e r i o d E n d e d J u n e 3 0, 2 0 1 9

This booklet contains the CMFG Variable Life Insurance Account’s and CMFG Variable Annuity Account’s unaudited financial statements and the semiannual reports for the following mutual funds in which each of the CMFG Variable Life Insurance Account and CMFG Variable Annuity Account invests:

MFS® Strategic Income Portfolio of the MFS® Variable Insurance Trust.

Invesco Oppenheimer Global Strategic Income Fund/VA of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Templeton Developing Markets VIP Fund of the Franklin Templeton Variable Insurance Products Trust.

T. Rowe Price International Stock Portfolio of the T. Rowe Price International Series, Inc.

MEMBERS® Variable Annuity
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II
UltraVers-ALL LIFESM

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

SEMIANNUAL REPORTS

MEMBERS® Variable Universal Life II and MEMBERS® Variable Annuity no longer accept new payments and do not allow transfers of money from other subaccounts to the subaccounts that invest in the mutual funds described in this booklet.

MEMBERS® Variable Universal Life and Ultra Vers-ALL LIFE accepts new premium for the T. Rowe Price International Stock subaccount and also allows transfers of money to the subaccount that invests in that fund.

If you own a MEMBERS® Variable Annuity, MEMBERS® Variable Universal Life, UltraVers-ALL LIFESM or MEMBERS® Variable Universal Life II, you will also receive a booklet that contains the semiannual report for that product as well as a semiannual report for other mutual funds in which the CMFG Variable Annuity Account and CMFG Variable Life Insurance Account invest.

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at 1.800.798.5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, you may not be receiving paper copies of Fund shareholder reports from CMFG Life Insurance Company unless you specifically request paper copies from us or from your financial professional. Instead, the shareholder reports will be made available on the Fund’s website and we will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by us in the notice.

You may elect to receive all future Fund reports in paper free of charge from us. You can inform us that you wish to continue receiving paper copies of your Fund shareholder reports by writing to our Administrative Office at 2000 Heritage Way, Waverly, Iowa 50677, or by calling 1-800-798-5500. Your election to receive reports in paper will apply to all Funds available under your Contract.

Special Note To view information about your contract online, visit http://eservice.cunamutual.com

CMFG Life Insurance Company 2000 Heritage Way Waverly, IA 50677

          Form 1925 0819

S E M I A N N U A L R E P O R T S
F o r P e r i o d E n d e d J u n e 3 0, 2 0 1 9

This booklet contains the CMFG Variable Life Insurance Account’s unaudited financial statement and the semiannual reports for the following mutual funds in which the CMFG Variable Life Insurance Account invests:

T. Rowe Price International Stock Portfolio, a series of the T. Rowe Price International Series, Inc.

Core Bond, Diversified Income, Large Cap Value, Large Cap Growth and Mid Cap Funds, each a series of the Ultra Series Fund.

Vanguard Variable Insurance Fund Money Market Portfolio, a series of the Vanguard® Insurance Fund.

UltraVers-ALL LIFESM

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

SEMIANNUAL REPORTS

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any policyowner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at 1.800.798.5500.

As with all variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, you may not be receiving paper copies of Fund shareholder reports from CMFG Life Insurance Company unless you specifically request paper copies from us or from your financial professional. Instead, the shareholder reports will be made available on the Fund’s website and we will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by us in the notice.

You may elect to receive all future Fund reports in paper free of charge from us. You can inform us that you wish to continue receiving paper copies of your Fund shareholder reports by writing to our Administrative Office at 2000 Heritage Way, Waverly, Iowa 50677, or by calling 1-800-798-5500. Your election to receive reports in paper will apply to all Funds available under your Contract.

Special Note To view information about your contract online, visit http://eservice.cunamutual.com

CMFG Life Insurance Company 2000 Heritage Way Waverly, IA 50677

          Form 10000501 0819